IN MOTION TECHNOLOGY Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Mar. 03, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 156,488	$ 103,966		$ 102,718
In Motion Technology [Member]
Business Acquisition [Line Items]
Cash			$ 2,255
Accounts receivable			5,189
Prepaid and other assets			329
Inventory			1,059
Property and equipment			84
Identifiable intangible assets			13,529
Goodwill			8,697
Total Assets Acquired			31,142
Accounts payable and accrued liabilities			2,817
Deferred revenue			1,772
Deferred income tax			445
Fair value of net assets acquired			$ 26,108